CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Current Assets
Cash	$ 6,924	$ 60,934	$ 212,637
Accounts receivable, net of allowance of nil and $2,227 at September 30, 2018 (unaudited) and March 31, 2018, respectively	11,065	12,386	5,677
Inventory	51,672	29,074	22,699
Prepaids and other current assets	54,455	124,455	16,920
Total Current Assets	124,116	226,849	257,933
Property and equipment, net	3,855	4,441
Equity investments	873,300	468,537	300,000
Intangible asset, net			1,118,179
Other asset	5,500	5,500
TOTAL ASSETS	1,006,771	705,327	1,676,112
Current Liabilities
Accounts payable	39,749	21,846	12,297
Convertible note payable, net of debt discount of $85,890 at September 30, 2018	78,610
Accrued expenses	238,029	14,039	19,287
Total Current Liabilities	356,388	35,885	31,584
Stockholders' Equity
Preferred stock; $0.00001 par value; 5,000,000 shares authorized; none issued and outstanding at September 30, 2018 (unaudited) and March 31, 2018
Common stock; $0.00001 par value; 200,000,000 shares authorized; 10,677,110 and 10,499,610 issued and outstanding at September 30, 2018 (unaudited) and March 31, 2018, respectively	107	105	152
Additional paid in capital	3,538,900	3,054,297	1,742,472
Common stock to be issued, 212,000 and 263,000 shares at September 30, 2018 (unaudited) and March 31, 2018, respectively	537,852	526,000	426,000
Accumulated deficit	(3,407,857)	(2,901,933)	(525,832)
Total Applied BioSciences Corp. Stockholders' Equity	669,002	678,469	1,642,792
Non-controlling interest	(18,619)	(9,027)	1,736
Total Stockholders' Equity	650,383	669,442	1,644,528
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,006,771	$ 705,327	$ 1,676,112